Summary of Significant Accounting Policies (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 17,146	$ 17,529
Less: allowance for doubtful accounts	(72)	(80)
Accounts receivable, net	$ 17,074	$ 17,449